Borrowings - Additional Information (Details) - USD ($) $ in Thousands										12 Months Ended
	Dec. 28, 2021	Nov. 12, 2021	Nov. 04, 2021	Oct. 28, 2021	Aug. 20, 2020	May 26, 2020	May 20, 2020	Feb. 27, 2020	Jan. 08, 2018	Dec. 31, 2021	Sep. 08, 2021	Dec. 31, 2020	Apr. 17, 2020	Dec. 31, 2019	Dec. 31, 2007
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount										$ 1,439,603		$ 1,344,817		$ 1,208,344
Notes 7.75% | Puerta Del Sur S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate															3.50%
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Additional amount paid on prepayment of Negotiable obligations										348
Aeropuertos Argentina 2000 S.A.("AA2000") | Senior secured guarantee notes, fixed 8.5%, matures in 2031
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 208,900
Borrowings interest rate				8.50%
Aeropuertos Argentina 2000 S.A.("AA2000") | Series 2017 Notes
Disclosure of detailed information about borrowings [line items]
Repurchase and exchange as a percentage of total original principal amount					24.61%
Aeropuertos Argentina 2000 S.A.("AA2000") | Series 2020 Notes
Disclosure of detailed information about borrowings [line items]
Repurchase and exchange as a percentage of total original principal amount				66.83%
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 4 Notes, fixed 9.5%, matures in 2028
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount			$ 62,000
Maturity term			7 years
Borrowings interest rate			9.50%
Total of first priority lien and second priority lien			$ 235,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 3 Notes, fixed 4.00%, matures in 2023
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount											$ 30,500
Borrowings interest rate											4.00%
Aeropuertos Argentina 2000 S.A.("AA2000") | 6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027
Disclosure of detailed information about borrowings [line items]
Cash interest rate							6.875%
PIK interest rate							9.375%
Aggregate principal amount							$ 306,000
Borrowings interest rate							6.875%
Repurchase and exchange as a percentage of total original principal amount							86.73%
Aeropuertos Argentina 2000 S.A.("AA2000") | Notes due five years from the date of approval
Disclosure of detailed information about borrowings [line items]
Maturity term								5 years
Maximum nominal value								$ 500,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of additional amount to the noteholder if repayment option exercised	3.50%
Aeropuertos Argentina 2000 S.A.("AA2000") | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of additional amount to the noteholder if repayment option exercised	4.50%
Aggregate principal amount													$ 1,500,000
ACI Airport Sudamerica S.A.U.
Disclosure of detailed information about borrowings [line items]
Proceeds of the issuance of Notes										$ 30,000
ACI Airport Sudamerica S.A.U. | Senior secured guarantee notes, fixed 6.875%, matures in 2034
Disclosure of detailed information about borrowings [line items]
Cash interest rate		6.875%
Aggregate principal amount		$ 246,200
ACI Airport Sudamerica S.A.U. | Series 2015 Notes
Disclosure of detailed information about borrowings [line items]
Repurchase and exchange as a percentage of total original principal amount		40.62%
ACI Airport Sudamerica S.A.U. | Series 2020 Notes
Disclosure of detailed information about borrowings [line items]
Repurchase and exchange as a percentage of total original principal amount		96.43%
Money offering in private transaction		$ 52,900
ACI Airport Sudamerica S.A.U. | 6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032
Disclosure of detailed information about borrowings [line items]
Cash interest rate						6.875%
PIK interest rate						7.875%
Aggregate principal amount						$ 180,900
Repurchase and exchange as a percentage of total original principal amount						93.60%
C.A.I.S.A. | Secured notes due 2024 (the Italian Notes)
Disclosure of detailed information about borrowings [line items]
Percentage of share capital of debt issuing entity secured by pledge									100.00%